Long-term investments net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Long-term investments, net
Equity investment accounted for using the equity method (a)	$ 99,247,092	$ 0
Equity investment without readily determinable fair value measured at Measurement Alternative (b)	6,800,858	7,032,573
Long-term investments, net	$ 106,047,950	$ 7,032,573